Share-Based Compensation - Non-Vested RSUs (Details) - Cash-Settled - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
PSUs
Beginning balance (in shares)	1,568,395	0
Granted (in shares)	919,084	1,338,880
Vested (in shares)	(680,089)	0
Forfeited (in shares)	(75,859)	(5,177)
Re-issuance due to modifications (in shares)		234,692
Ending balance (in shares)	1,731,531	1,568,395
Weighted-Average Grant Date Fair Value per Share
Beginning balance (usd per share)	$ 32.77	$ 26.09	$ 0
Granted (usd per share)	38.71	26.57
Vested (usd per share)	26.93	0
Forfeited (usd per share)	28.48	26.41
Re-issuance due to modifications (in usd per share)		26.41
Ending balance (usd per share)	$ 32.77	$ 26.09